Loans - Schedule of Accretable Yield, or Income Expected to be Collected (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financing Receivable, after Allowance for Credit Loss [Abstract]
Balance at beginning of period	$ 260	$ 294
Accretion of income	(33)	(34)
Balance at end of period	$ 227	$ 260